FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:         __/__/__  (a)
             or fiscal year ending:         12/31/97  (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  Ohio National Variable Account A

     B.  File Number: 811-1978

     C.  Telephone Number:(513) 794-6100

2.   A.  Street: One Financial Way

     B.  City: Cincinnati       C. State:OH    D. Zip Code:45242  Zip Ext:5847

     E.  Foreign Country:                          Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)         N

4.   Is this the last filing on this form by Registrant? (Y/N)          N

5.   Is Registrant a small business investment company (SBIC)?(Y/N)     N
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is  Registrant a unit  investment  trust  (UIT)?  (Y/N)            Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?




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For period ending: 12/31/97
File Number: 811-1978



UNIT INVESTMENT TRUSTS

111. A.  [/]  Depositor Name: Ohio National Life Insurance Company

     B.  [/]  File Number (If any):

     C.  [/]  City:  Cincinnati        State:OH  Zip Code:45242 Zip Ext:5847

         [/]  Foreign Country:                             Foreign Postal Code:


111. A.  [/]  Depositor Name:

     B.  [/]  File Number (If any):

     C.  [/]  City:                    State:          Zip Code:      Zip Ext:

         [/]  Foreign Country:                             Foreign Postal Code:


112. A.  [/]  Sponsor Name: Ohio National Life Insurance Company

     B.  [/]  File Number (If any):

     C.  [/]  City: Cincinnati          State:OH  Zip Code:45242  Zip Ext:5847

         [/]  Foreign Country:                             Foreign Postal Code:


112. A.  [/]  Sponsor Name:

     B.  [/]  File Number (If any):

     C.  [/]  City:                     State:   Zip Code:          Zip Ext:

         [/]  Foreign Country:                            Foreign Postal Code:


113. A.  [/]  Trustee Name:

     B.  [/]  City:                     State:   Zip Code:           Zip Ext:

         [/]  Foreign Country:                             Foreign Postal Code:





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For period ending: 12/31/97
File Number: 811-1978


113. A.  [/]      Trustee Name:

     B.  [/]      City:                 State:    Zip Code:           Zip Ext:

         [/]      Foreign Country:                       Foreign Postal Code:


114.  A. [/]      Principal Underwriter Name: The O.N. Equity Sales Company

      B. [/]      File Number: 8-14161

      C. [/]      City: Cincinnati     State:OH Zip Code:45242  Zip Ext:5847

         [/]      Foreign Country:       Canada    Foreign Postal Code:


114.  A. [/]      Principal Underwriter Name:

      B. [/]      File Number: 8-

      C. [/]      City:          State:     Zip Code:          Zip Ext:

         [/]      Foreign Country:                 Foreign Postal Code:


115.  A. [/]      Independent Public Accountant Name: KPMG Peat Marwick LLP

      B. [/]      City: Cincinnati State:OH Zip Code:45202  Zip Ext:

         [/]      Foreign Country:                  Foreign Postal Code:


115.  A. [/]      Independent Public Accountant Name:

      B. [/]      City:         State:     Zip Code:           Zip Ext:

         [/]      Foreign Country:                  Foreign Postal Code:

For period ending: 12/31/97
File Number: 811-1978



116. Family of investment companies information:

     A.   [/] Is Registrant part of a family of investment companies? (Y/N) Y

     B.   [/] Identify the family in 10 letters: O H N A T L F U N D

     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.   [/] Variable annuity contracts? (Y/N) Y

     C.   [/] Schedule premium variable life contracts? (Y/N) N

     D.   [/] Flexible premium variable life contracts? (Y/N) N

     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 20

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period 11

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in Item 119 ($000's omitted) $0

121. [/] State the number of series for which a current prospectus was in existence at the end of the period 20

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 20




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For period ending: 12/31/97
File Number: 811-1978


123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted) $40,818

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. [/]  State  the  total  dollar  amount  of sales  loads collected  (before reallowances  to other brokers
          or dealers) by  Registrant's  principal
          underwriter and any underwriter  which is an
          affiliated  person of the principal  underwriter
          during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)  $114

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                    Total           Total Income
                                                                             Number                Assets           Distributions
                                                                            of Series              ($000's             ($000's
                                                                            Investing             omitted)            omitted)
A.    U.S. Treasury direct use.....................................        __________            $__________         $__________
B.    U.S. Government agency ......................................        __________            $__________         $__________
C.    State and municipal tax-free.................................        __________            $__________         $__________
D.    Public utility debt .........................................        __________            $__________         $__________
E.    Broker or dealers debt or debt of
      brokers' or dealers' parent..................................        __________            $__________         $__________
F.    All other corporate intermed. &
      long-term debt...............................................        __________            $__________         $__________
G.    All other corporate short-term debt..........................        __________            $__________         $__________
H.    Equity securities or brokers or dealers
      or parents of brokers or dealers.............................        __________            $__________         $__________



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For period ending: 12/31/97
File Number: 811-1978

                                                                                                    Total           Total Income
                                                                             Number                Assets           Distributions
                                                                            of Series              ($000's             ($000's
                                                                            Investing             omitted)            omitted)

I.    Investment company equity securities.........................            20                $334,911            $__________
J.    All other equity securities..................................        __________            $__________         $__________
K.    Other securities.............................................        __________            $__________         $__________
L.    Total assets of all series of
      Registrant...................................................        __________            $334,911            $__________

128. [/]  Is  the  timely  payment  of  principal  and
          interest  on  any of the portfolio  securities held
          by any of Registrant's series at the end of
          the current  period  insured or guaranteed by an
          entity other than the insurer? (Y/N)                              N

          [If answer is "N" (No), go to item 131.]

129. [/]  Is the issuer of any  instrument  covered in item 128 delinquent or in default as to  payment  of  principal
          or  interest  at the end of the current period? (Y/N)             N

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) $3,048

For period ending: 12/31/97
File Number: 811-1978


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    811-1978         811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-
    811-             811-              811-              811-             811-


This report is signed on behalf of the registrant.

City of: Cincinnati     State of :  Ohio         Date 2/27/98

Ohio National Variable Account A


By:  /s/Dennis R. Taney                      Witness: /s/ Ronald R. Benedict
     ----------------------------------                    -------------------
     Dennis R, Taney                                Ronald R. Benedict
     Treasurer                                         Secretary



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